Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Warrants Activity	The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:
As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

Schedule of Warrants Activity

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2025	-	-	-	-
- March 2025 Warrants	3,350	210.00	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of Dec 31, 2025	3,350	210.00	4.25 years